RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Expenses from related party transactions	$ 2	$ 1	$ 1
Commissions and fees paid for the sale of insurance products	196	152	91
Assumed premiums	3	1	1
AXA Equitable
Related Party Transaction [Line Items]
Expenses from related party transactions	129	88	67
Accounts payable to related parties	21	15
AXA Distribution
Related Party Transaction [Line Items]
Expenses from related party transactions	71	64	52
Commissions and fees paid for the sale of insurance products	11	13	2
AXA Global Life
Related Party Transaction [Line Items]
Assumed premiums	2	1	1
Claims and expenses assumed	2	1	1
AXA Arizona
Related Party Transaction [Line Items]
Claims and expenses assumed	0	0	2
Premiums earned	$ 3	$ 2	$ 2